Provisions for pensions and similar obligations (Details 18)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension
Actuarial Assumptions Adopted in Calculations
Nominal Discount Rate for Actuarial Obligation	9.50%	10.90%	12.30%
Rate Calculation of Interest Under Assets to the Next Year	9.50%	10.90%	12.30%
Estimated Long-term Inflation Rate	4.00%	4.50%	4.50%
Estimated Salary Increase Rate	5.00%	5.00%	5.00%
Boards of Mortality	AT2000	AT2000	AT2000
Health
Actuarial Assumptions Adopted in Calculations
Nominal Discount Rate for Actuarial Obligation	9.70%	10.80%	12.00%
Rate Calculation of Interest Under Assets to the Next Year	9.70%	10.80%	12.00%
Estimated Long-term Inflation Rate	4.00%	4.50%	4.50%
Estimated Salary Increase Rate	5.00%	5.00%	5.00%
Boards of Mortality	AT2000	AT2000	AT2000